Share capital	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital

(a)	Ordinary share capital

	December 31, 2017	December 31, 2016	December 31, 2017		December 31, 2016
	No.	No.	$M		$M
Authorized:
Ordinary shares of £0.50 each	40,000,000	40,000,000	35.7	(1)	35.7	(1)
Deferred ordinary shares of £0.0001 each	769,423,688,000	769,423,688,000	150.9	(1)	150.9	(1)
	769,463,688,000	769,463,688,000	186.6	(1)	186.6	(1)
Allotted, called up and fully paid:
Ordinary shares of £0.50 each	27,136,799	27,136,799	25.3	(1)	25.3	(1)
Deferred ordinary shares of £0.0001 each	769,413,708,000	769,413,708,000	150.9	(1)	150.9	(1)
	769,440,844,799	769,440,844,799	176.2	(1)	176.2	(1)

(1)
The Group's ordinary and deferred share capital are shown in U.S. dollars at the exchange rate prevailing at the month end spot rate at the time of the share capital being issued. This rate at the end of February 2007 was $1.9613:£1 when the first 20,000,000 shares were issued; the rate at the end of October 2012 was $1.6129:£1 when 7,000,000 shares were issued; the rate at the end of March 2013 was $1.5173:£1 when 1,924 shares were issued; the rate at the end of January 2014 was $1.6487:£1 when 12,076 shares were issued; the rate at the end of May 2014 was $1.6760:£1 when 24,292 shares were issued; the rate at the end of August 2014 was $1.6580:£1 when 58,399 shares were issued; the rate at the end of February 2015 was $1.5436:£1 when 8,563 shares were issued; the rate at the end of March 2015 was $1.4847:£1 when 3,866 shares were issued; and the rate at the end of June 2015 was $1.5715:£1 when 27,679 shares were issued.

The rights of the shares are as follows:
Ordinary shares of £0.50 each
The ordinary shares carry no entitlement to an automatic dividend but rank pari passu in respect of any dividend declared and paid. The ordinary shares were allotted and issued to satisfy share awards which vested under the Group's share award and share incentive plans.
At December 31, 2017, there were 25,929,312 ordinary shares of Luxfer Holdings PLC listed on the New York Stock Exchange (NYSE) following the decision to terminate its ADR facility and to convert outstanding ADSs into ordinary shares.
Deferred ordinary shares of £0.0001 each
The deferred shares have no entitlement to dividends or to vote. On a winding up (but not otherwise) the holders of the deferred shares shall be entitled to the repayment of the paid up nominal amount of the deferred shares, but only after any payment to the holders of ordinary shares of an amount equal to 100 times the amount paid up on such ordinary shares.

(b)	American Depositary Shares
At December 31, 2017, there were no ADSs (2016: 25,180,726 ADSs) of Luxfer Holdings PLC listed on the New York Stock Exchange (NYSE) following the decision to terminate its ADR facility and to convert outstanding ADSs into ordinary shares. The Depositary for the ADSs held one £0.50 ordinary share for every ADS traded, through American Depositary Receipts.
ADS holders were entitled to instruct their Depositary to vote and to receive a dividend as per the ordinary shareholders, after deducting the fees and expenses of the Depositary.

(c)	Share premium account

$M
At January 1, 2016	56.4
At December 31, 2016	56.4
At December 31, 2017	56.4

The share premium account is used to record the excess of proceeds over nominal value on the issue of shares. Share issue costs directly related to the issue of shares are deducted from share premium.

(d)	Treasury shares

$M
At January 1, 2016	(1.3)
Purchase of own shares	(6.3)
Utilization of treasury shares	0.5
At December 31, 2016	(7.1)
Transfer of treasury shares into ESOP	0.8
Utilization of treasury shares	0.5
At December 31, 2017	(5.8)

In June 2015, the Board announced a share buy-back program of up to $10 million, to cover the needs of employee share plans. Shareholder approval for this program was granted at the 2014 Annual General Meeting (for repurchases up to an aggregate amount of 2,700,000 ordinary shares or ADSs).
During 2016, 634,185 ordinary shares were repurchased under the share buy-back program at a cost of $6.3 million; these repurchased shares are presented as treasury shares. At December 31, 2016, there were 665,424 treasury shares held at a cost of $7.1 million.
During 2017, no ordinary shares were repurchased under the share buy-back program. At December 31, 2017, there were 527,616 treasury shares held at a cost of $5.8 million.

(e)	Own shares held by ESOP

$M
At January 1, 2016	(0.2)
Purchases of shares into ESOP	(1.0)
Utilization of ESOP shares	0.7
At December 31, 2016	(0.5)
Transfer of treasury shares into ESOP	(0.8)
Utilization of ESOP shares	0.3
At December 31, 2017	(1.0)

At December 31, 2017, there were 104,709 ordinary shares of £0.50 each (2016: 55,816 ordinary shares of £0.50 each) held by The Luxfer Group Employee Share Ownership Plan (the "ESOP").